Note 8 - Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted stock	$ 2,204	$ 1,887
Accrued interest	2,426	2,387
Deferred tax asset, net	1,607	959
Other	1,265	2,244
Total	7,502	7,477
Investment Securities [Member]
Accrued interest	812	1,010
Loans [Member]
Accrued interest	$ 1,614	$ 1,377